Operating expenses	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Operating expenses
Note 17. Operating expenses

Accounting policies
Leases included in the practical expedients under the IFRS 16 standard and used by the Company (low value asset and short-term leases) are recognized in operating expenses. Payments made for these leases are expensed, net of any incentives, on a straight-line basis over the contract term (see Note 23 - Commitments).
Accounting policies for research and development expenses are described in Note 5.

17.1. Research and development expenses

	For the year ended December 31,
(in thousands of euros)	2025	2024	2023
Purchases, sub-contracting and other expenses	(9,755)	(27,048)	(26,380)
Payroll costs (including share-based payments)	(12,206)	(12,345)	(10,721)
Depreciation, amortization and provision expenses(1)	(1,154)	(1,148)	(1,295)
Total research and development expenses	(23,115)	(40,541)	(38,396)
(1)see Note 17.4. Depreciation, amortization and provision expenses
Purchases, sub-contracting and other expenses

Purchases, sub-contracting and other expenses decreased by €17.3 million, or 63.8% for the year ended December 31, 2025 as compared with the same period in 2024. This reflects the removal of Nanobiotix’s funding obligation for NANORAY-312, following the signature of Amendment No1 to the Janssen Agreement signed on March 17, 2025 further to the transfer of sponsorship to Janssen. See Note 4.1 - Global License Agreement with Janssen Pharmaceutica NV

Purchases, sub-contracting and other expenses increased by €0.7 million, or 2.5% for the year ended December 31, 2024 as compared with the same period in 2023. This reflects the increase of clinical development activities, driven by our global Phase 3 clinical trial for elderly head and neck cancer patients ineligible for platinum-based (cisplatin) chemotherapy (NANORAY-312) and by the Phase 1 multi-cohort trial of RT-activated NBTXR3 followed by anti-PD-1 checkpoint inhibitors (Study 1100).

Payroll costs

Payroll costs slightly decreased by €0.1 million, or 1.1% for the year ended December 31, 2025 as compared with the same period in 2024. This variance is mainly due to the R&D team realignment in view of the NANORAY-312 sponsorship transition to our partner for €0.8 million, partially offset by higher bonus payments for €0.7 million.

Payroll costs had increased by 1.6 million, or 15.1% for the year ended December 31, 2024 as compared with the same period in 2023, mainly due to the recruitment of new positions (full-year payroll impact of Chief Medical Officer position in 2024 and new Director of Clinops).
As of December 31, 2025, the Company’s workforce amounted to 66 employees in research and development functions in comparison with the Company’s workforce of 77 employees in research and development functions as of December 31, 2024.
As of December 31, 2024, the Company’s workforce amounted to 77 employees in research and development functions in comparison with the Company’s workforce of 76 employees in research and development functions as of December 31, 2023.
As of December 31, 2023, the Company’s workforce amounted to 76 employees in research and development functions in comparison with the Company’s workforce of 74 employees in research and development functions as of December 31, 2022.
The impact of share-based payments (excluding employer’s contribution) on research and development expenses amounted to €0.6 million in 2025 as compared with €0.5 million in 2024 and €0.4 million in 2023.

17.2. Selling, General and Administrative (SG&A) expenses

	For the year ended December 31,
(in thousands of euros)	2025	2024	2023
Purchases, fees and other expenses	(7,996)	(8,073)	(9,889)
Payroll costs (including share-based payments)	(12,226)	(11,986)	(11,772)
Depreciation, amortization and provision expenses (1)	(138)	(467)	(387)
Total SG&A expenses	(20,360)	(20,527)	(22,049)
(1)see Note 17.4. Depreciation, amortization and provision expenses
Purchases, fees and other expenses
In 2025, purchases, fees and other expenses slightly decreased by €0.1 million, or 1% for the year ended December 31, 2025 as compared with the same period in 2024. This relative expense stability is mainly due to a close monitoring of corporate and administrative expenses which remained overall in line with prior year.

In 2024, purchases, fees and other expenses decreased by €1.8 million, or 18.4% for the year ended December 31, 2024 as compared with the same period in 2023. This variation is mainly due to one-off fees paid in 2023 to a financial adviser for €1.4 million and the €0.5 million legal fees related to the signature of the agreement with Janssen.

Payroll costs
Payroll costs slightly increased by €0.2 million or 2.0% for the year ended December 31, 2025 as compared with the same period in 2024, mainly driven by the higher bonus payment for €0.6 million and the full year impact of the employees recruited in 2024 and 2025 for €0.4 million, partially offset by the decrease of social charges on stock options for €0.8 million.
In 2024, payroll costs increased by €0.2 million or 1.8%, mainly driven by the recruitment of additional positions.

As of December 31, 2025, the Company’s workforce amounted to 31 employees in SG&A functions in comparison with the Company’s workforce of 31 employees in SG&A functions as of December 31, 2024.

As of December 31, 2024, the Company’s workforce amounted to 31 employees in SG&A functions in comparison with the Company’s workforce of 26 employees in SG&A functions as of December 31, 2023.
As of December 31, 2023, the Company’s workforce amounted to 26 employees in SG&A functions in comparison with the Company’s workforce of 28 employees in SG&A functions as of December 31, 2022.
The impact of share-based payments (excluding employer’s contribution) on SG&A expenses amounted to €3.0 million in 2025, as compared with €3.8 million in 2024 and €2.9 million in 2023.

17.3. Payroll costs

	For the year ended December 31,
(in thousands of euros)	2025	2024	2023
Wages and salaries	(14,234)	(13,726)	(13,621)
Payroll taxes	(6,579)	(6,242)	(5,585)
Share-based payments	(3,539)	(4,298)	(3,222)
Retirement benefit obligations	(80)	(65)	(65)
Total payroll costs	(24,432)	(24,331)	(22,493)
Full-Time Equivalent (FTE)	100	106	100
End-of-period employees (Headcount)	97	108	102
As of December 31, 2025, the Company’s workforce totaled 97 employees, compared with 108 as of December 31, 2024 and 102 as of December 31, 2023.
In 2025, wages, salaries and payroll tax costs, together, amounted to €20.8 million as compared with €20.0 million in 2024. This is mainly due to higher bonus payment for €1.3 million and the full year impact of the SG&A employees recruited in 2024 and 2025 for €0.4 million, and partially offset by the R&D team realignment in view of the NANORAY-312 sponsorship transition to our partner for €0.8 million and other variance for €0.1 million.
In 2024, wages, salaries and payroll costs, together, amounted to €20.0 million as compared with €19.2 million in 2023. This is mainly due to additional positions created during the year 2024.
In accordance with IFRS 2 – Share-based Payment, the share-based payment amount recognized in the statements of operations reflects the expense associated with rights vesting during the fiscal year under the Company's share-based compensation plans. The share-based payment expenses amounted to €3.5 million for the years ended December 31, 2025, as compared with €4.3 million as of December 31, 2024 and with €3.2 million as of December 31, 2023 (see Note 18 - Share-based payments).
17.4. Depreciation, amortization and provision expenses
Depreciation, amortization and provision expenses by function are detailed as follows:

	For the year ended December 31, 2025
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(4)	(1)	(5)
Amortization expense of tangible assets	(1,263)	(344)	(1,607)
Reversal of provision for disputes and charges	130	240	370
Provision for disputes and charges	(17)	(33)	(50)
Total depreciation, amortization and provision expenses (except IAS 19)	(1,154)	(138)	(1,292)
Total Provision for retirement benefit obligations (IAS 19) (1)	(53)	(26)	(80)
Total depreciation, amortization and provision expenses	(1,207)	(164)	(1,372)
(1) This line excludes financial IAS19 impact - Details of the provision for retirement benefit obligations are provided in note 11

	For the year ended December 31, 2024
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(3)	(1)	(4)
Amortization expense of tangible assets	(1,300)	(318)	(1,618)
Reversal of provision for disputes and charges	160	52	212
Provision for charges	(6)	(200)	(206)
Total depreciation, amortization and provision expenses (except IAS 19)	(1,148)	(467)	(1,616)
Provision for retirement benefit obligations (IAS 19)	(45)	(20)	(65)
Total Provision for retirement benefit obligations (IAS 19)	(45)	(20)	(65)
Total depreciation, amortization and provision expenses	(1,193)	(487)	(1,681)

	For the year ended December 31, 2023
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(1)	—	(1)
Amortization expense of tangible assets	(1,247)	(270)	(1,517)
Utilization of provision for disputes	—	—	—
Provision for charges	(47)	(116)	(163)
Reversal of provision for disputes	—	—	—
Total depreciation, amortization and provision expenses (except IAS 19)	(1,295)	(387)	(1,682)
Provision for retirement benefit obligations (IAS 19)	(42)	(24)	(65)
Total Provision for retirement benefit obligations (IAS 19)	(42)	(24)	(65)
Total depreciation, amortization and provision expenses	(1,337)	(411)	(1,747)

17.5. Other operating income and expenses

	For the year ended December 31,
(in thousands of euros)	2025	2024	2023
Other operating expenses	(21)	(136)	(2,542)
Other operating income	85	3	—
Total Other operating income and expenses	64	(134)	(2,542)
For the year ended December 31, 2025, the other operating income and expenses, amounting to €64 thousand net income, relate mainly to some employment termination indemnities expenses and other non‑significant items.
For the year ended December 31, 2024, the other operating expenses mainly relates to some employment termination indemnities for €129 thousand.

In 2023, the other operating expenses relates for :
(i) €0.7 million paid to a financial adviser pursuant to a termination and release of the service agreement signed in July 2023. See Note 23 - Commitments.
(ii) €1.6 million related to a contract loss further to the new Lianbio contract fair value accounting, pursuant to the assignment agreement, executed on December 22, 2023, whereby LianBio has assigned to Janssen LianBio’s exclusive rights to develop and commercialize potential first-in-class nanoradioenhancer NBTXR3 in China, South Korea, Singapore, and Thailand (see Note 16 - Revenues and other income)

(iii) No payment was made to PharmaEngine during the year ended December 31, 2024 and 2023 pursuant to the termination and release agreement; $1.0 million payment was made in 2022. See Note 4.3. - PharmaEngine.